U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:

       DREYFUS PREMIER STATE MUNICIPAL BOND FUND
       c/o The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

2.   Name of each series or class of funds for which this notice is filed:

       Class A, Class B and Class C of each of the following: Connecticut Series, Florida Series, Georgia Series, Maryland Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Seires, North Carolina Series, Ohio Series, Pennsylvania Series, Texas Series and Virginia Series.

3.   Investment Company Act File Number:  811-4906

     Securities Act File Number:  33-10238

4.   Last day of fiscal year for which this notice is filed:

       April 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                            NOT APPLICABLE

7. Number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 CLASS A        CLASS B        CLASS C

        Connecticut Series:     3,287,347         None           None
            Florida Series:     3,484,521         None           None
            Georgia Series:       143,204         None           None
           Maryland Series:     3,788,050         None           None
      Massachusetts Series:       730,310         None           None

                                 CLASS A        CLASS B        CLASS C

           Michigan Series:     1,135,713         None           None
          Minnesota Series:     1,223,875         None           None
         New Jersey Series:        None           None           None
     North Carolina Series:     1,558,988         None           None
               Ohio Series:     2,405,393         None           None
       Pennsylvania Series:     1,505,098         None           None
              Texas Series:       557,039         None           None
           Virginia Series:       329,833         None           None

8. Number of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 CLASS A        CLASS B        CLASS C

        Connecticut Series:     1,483,724         None           None
            Florida Series:     1,676,417         None           None
            Georgia Series:        83,464         None           None
           Maryland Series:     1,729,867         None           None
      Massachusetts Series:       349,537         None           None
           Michigan Series:       654,495         None           None
          Minnesota Series:       529,299         None           None
         New Jersey Series:        None           None           None
     North Carolina Series:       300,603         42,601         None
               Ohio Series:     1,110,421         None           None
       Pennsylvania Series:       240,700         None           None
              Texas Series:       276,341         None           None
           Virginia Series:       135,198         None           None


    CONNECTICUT SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 3,223,018          Sale Price: $38,346,386
     CLASS B:   Number: 1,883,889          Sale Price: $21,835,809
     CLASS C:   Number:    74,665          Sale Price: $   886,743

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 3,223,018          Sale Price: $38,346,386
     CLASS B:   Number: 1,883,889          Sale Price: $21,835,809
     CLASS C:   Number:    74,665          Sale Price: $   886,743

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A

 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $38,346,386
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 43,665,745
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):      $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $21,835,809
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  6,145,158
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $15,690,651
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $4,754.74
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $886,743
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 593,525
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $293,218
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $88.85
                                                              ==============


    FLORIDA SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 788,318            Sale Price: $10,851,711
     CLASS B:   Number: 173,836            Sale Price: $ 2,049,237
     CLASS C:   Number:   3,727            Sale Price: $    54,125

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 788,318            Sale Price: $10,851,711
     CLASS B:   Number: 173,836            Sale Price: $ 2,049,237
     CLASS C:   Number:   3,727            Sale Price: $    54,125

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A
 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $10,851,711
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 43,636,534
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):     $   - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $2,049,237
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 5,732,826
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):       $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
 (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $ - 0 -
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $54,125
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 30,476
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $23,649
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $7.17
                                                              ==============


    GEORGIA SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 35,666             Sale Price: $  472,385
     CLASS B:   Number: 83,598             Sale Price: $1,105,514
     CLASS C:   Number:  1,193             Sale Price: $   15,763

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 35,666             Sale Price: $  472,385
     CLASS B:   Number: 83,598             Sale Price: $1,105,514
     CLASS C:   Number:  1,193             Sale Price: $   15,763

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A

12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $  472,385
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 2,334,070
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================
     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $1,105,514
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 3,248,467
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $ - 0 -
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $15,763
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $15,763
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $4.78
                                                              ==============


    MARYLAND SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 1,661,363          Sale Price: $21,281,784
     CLASS B:   Number:   739,607          Sale Price: $ 9,452,616
     CLASS C:   Number:    13,835          Sale Price: $   176,710

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 1,661,363          Sale Price: $21,281,784
     CLASS B:   Number:   739,607          Sale Price: $ 9,452,616
     CLASS C:   Number:    13,835          Sale Price: $   176,710

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A

 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $21,281,784
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 38,844,650
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $9,452,616
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 5,310,474
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):       $4,142,142
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $1,255.19
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $176,710
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                             --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $176,710
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $53.55
                                                              ==============


    MASSACHUSETTS SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 567,294            Sale Price: $6,568,066
     CLASS B:   Number: 141,787            Sale Price: $1,635,687
     CLASS C:   Number:       7            Sale Price: $       82

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 567,294            Sale Price: $6,568,066
     CLASS B:   Number: 141,787            Sale Price: $1,635,687
     CLASS C:   Number:       7            Sale Price: $       82

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A
 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $6,568,066
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 9,033,997
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $1,635,687
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -   771,968
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):       $  863,719
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $261.73
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $82
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $82
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $.03
                                                              ==============


    MICHIGAN SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 800,929            Sale Price: $12,410,518
     CLASS B:   Number: 215,164            Sale Price: $ 3,286,261
     CLASS C:   Number:  13,719            Sale Price: $   208,469

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 800,929            Sale Price: $12,410,518
     CLASS B:   Number: 215,164            Sale Price: $ 3,286,261
     CLASS C:   Number:  13,719            Sale Price: $   208,469

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A

 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $12,410,518
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 23,142,080
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $3,286,261
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +    N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 2,955,952
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):       $  330,309
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $100.09
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $208,469
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  99,257
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $109,212
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $33.09
                                                              ==============


    MINNESOTA SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 824,366            Sale Price: $12,622,722
     CLASS B:   Number: 208,734            Sale Price: $ 3,155,391
     CLASS C:   Number:  16,411            Sale Price: $   251,101

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 824,366            Sale Price: $12,622,722
     CLASS B:   Number: 208,734            Sale Price: $ 3,155,391
     CLASS C:   Number:  16,411            Sale Price: $   251,101

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A

12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $12,622,722
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 22,037,210
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):      $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $3,155,391
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 2,851,658
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $  303,734
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $92.04
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $251,101
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 312,744
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                              ==============


    NEW JERSEY SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number:  33,619            Sale Price: $  436,852
     CLASS B:   Number: 123,065            Sale Price: $1,559,589
     CLASS C:   Number:      17            Sale Price: $      221

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number:  33,619            Sale Price: $  436,852
     CLASS B:   Number: 123,065            Sale Price: $1,559,589
     CLASS C:   Number:      17            Sale Price: $      221

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A

12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $436,852
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 746,605
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $1,559,589
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 1,696,405
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):       $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $ - 0 -
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $221
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 5,000
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================


    NORTH CAROLINA SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 191,778            Sale Price: $2,571,171
     CLASS B:   Number: 376,737            Sale Price: $4,975,186
     CLASS C:   Number:     779            Sale Price: $   10,268

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 191,778            Sale Price: $2,571,171
     CLASS B:   Number: 357,345            Sale Price: $4,713,736
     CLASS C:   Number:     779            Sale Price: $   10,268

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A

 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $2,571,171
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 8,578,407
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================
     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $4,713,736
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 4,713,736
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):       $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $ - 0 -
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $10,268
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $10,268
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $3.11
                                                              ==============


    OHIO SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 1,359,645          Sale Price: $17,510,981
     CLASS B:   Number:   710,144          Sale Price: $ 9,035,733
     CLASS C:   Number:    55,567          Sale Price: $   702,211

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 1,359,645          Sale Price: $17,510,981
     CLASS B:   Number:   710,144          Sale Price: $ 9,035,733
     CLASS C:   Number:    55,567          Sale Price: $   702,211

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A
 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $17,510,981
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
  (iii)   Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable)      - 33,748,310
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $9,035,733
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 4,952,156
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):       $4,083,577
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $1,237.45
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $702,211
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  10,071
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $692,140
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $209.74
                                                              ==============

    PENNSYLVANIA SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 810,454            Sale Price: $13,405,769
     CLASS B:   Number: 415,534            Sale Price: $ 6,775,382
     CLASS C:   Number:     688            Sale Price: $    11,238

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 810,454            Sale Price: $13,405,769
     CLASS B:   Number: 415,534            Sale Price: $ 6,775,382
     CLASS C:   Number:     688            Sale Price: $    11,238

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A
 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $13,405,769
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 29,721,693
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):      $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $6,775,382
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 8,008,709
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $ - 0 -
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $11,238
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $11,238
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $3.41
                                                              ==============


    TEXAS SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 284,644            Sale Price: $6,000,104
     CLASS B:   Number:  73,627            Sale Price: $1,547,822
     CLASS C:   Number:   6,101            Sale Price: $  126,226

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 284,644            Sale Price: $6,000,104
     CLASS B:   Number:  73,627            Sale Price: $1,547,822
     CLASS C:   Number:   6,101            Sale Price: $  126,226

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A

 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $6,000,104
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 8,445,756
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):      $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $1,547,822
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 1,734,371
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $ - 0 -
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $ - 0 -
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $126,226
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $126,226
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $38.25
                                                              ==============

    VIRGINIA SERIES

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 333,066            Sale Price: $5,655,178
     CLASS B:   Number: 362,954            Sale Price: $6,021,736
     CLASS C:   Number:  33,290            Sale Price: $  552,866

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 333,066            Sale Price: $5,655,178
     CLASS B:   Number: 362,954            Sale Price: $6,021,736
     CLASS C:   Number:  33,290            Sale Price: $  552,866

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A


 12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $5,655,178
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 6,856,666
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applic.):      $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $6,021,736
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 4,058,701
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $1,963,035
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $594.86
                                                              ==============
CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $552,866
                                                              --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +   N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  47,351
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $505,515
                                                              --------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------
   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $153.19
                                                              ==============

          TOTAL FEE DUE FOR ALL CLASSES:                       $8,891.27
                                                              ==============


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depo-sitory as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                   [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: On or about June 26, 1997

                                 SIGNATURE

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


     By (Signature and Title)*
                               /s/ Elizabeth A. Keeley
                               Elizabeth A. Keeley, Vice President
    Date: June 26, 1997

* Please print the name and title of the signing officer below the signature.